SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of operating segments | segment	2
Revenues from external customers	$ 2,969	$ 11,796	$ 23,546
Depreciation and amortization	(2,836)	(3,954)	(1,334)
Segment gross profit (loss)	$ (2,355)	$ (3,098)	$ 3,846
Segment gross profit margin	(79.00%)	(26.00%)	16.00%
Media Network
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues from external customers	$ 2,969	$ 9,192	$ 23,546
Depreciation and amortization	(808)	(1,191)	(1,334)
Segment gross profit (loss)	$ (442)	$ (2,822)	$ 3,846
Segment gross profit margin	(15.00%)	(31.00%)	16.00%
Cryptocurrency mining
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues from external customers		$ 2,604	$ 0
Depreciation and amortization	$ (2,028)	(2,763)	0
Segment gross profit (loss)	$ (1,914)	$ (276)	$ 0
Segment gross profit margin	0.00%	(11.00%)	0.00%
Other
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues from external customers	$ 0	$ 0	$ 0
Depreciation and amortization	0	0	0
Segment gross profit (loss)	$ 0	$ 0	$ 0
Segment gross profit margin	0.00%	0.00%	0.00%
Subtotal
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues from external customers	$ 2,969	$ 11,796	$ 23,546
Depreciation and amortization	(2,836)	(3,954)	(1,334)
Segment gross profit (loss)	$ (2,355)	$ (3,098)	$ 3,846
Segment gross profit margin	(79.00%)	(26.00%)	16.00%